Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Activities:
Net loss	$ (525,197)	$ (594,703)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	357,000	390,000
Loss on debt settlement	122,541
Changes in operating assets and liabilities:
Accrued liability	5,485
Due to related parties	40,171	204,678
Net Cash Used in Operating Activities	0	(25)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in Investing Activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by Financing Activities
Net cash increase for period		(25)
Cash at beginning of period		25
Cash at end of period
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
NON CASH INVESTING AND FINANCING ACTIVITIES
The issuance of 36,000 shares of common stock in exchange for common stock payable	390,000
The issuance of 3,750 shares of common stock for consulting services.	225,000
The issuance of 325,000 shares of common stock in exchange for $300,000 of debt settlement to a related party	300,000
The issuance of 6,500 shares of common stock in exchange for $65,000 of debt settlement to an unrelated party	187,541
Debt settlement by related party	$ 5,254